Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
2023	¥ 21,310
2024	18,558
2025	16,500
2026	15,674
2027 and Thereafter	78,404
Definite-lived intangible assets, net	¥ 150,446	¥ 104,286